RETIREMENT PLANS	12 Months Ended
Apr. 30, 2017
Compensation and Retirement Disclosure [Abstract]
RETIREMENT PLANS
NOTE 10 — RETIREMENT PLANS

Employee Benefit Plan

The Company and its subsidiaries participate in employee savings plans under Section 401(k) of the Internal Revenue Code pursuant to which eligible employees may elect to defer a portion of their annual salary by contributing to the plan. There were no Company matching contributions made for the years ended April 30, 2017 and 2016.

Union Sponsored Pension Plan (Defined Contribution)

The Company contributes to one multiemployer, money purchase defined contribution pension plan pursuant to a collective bargaining agreement. The plan is qualified under section 401(a) of the Internal Revenue Code. The Plan is not subject to the Pension Protections Act’s zone status and other reporting obligations, which only apply to Defined Benefit Pension Plans. The information available to the Company about the multiemployer plan in which it participates, whether via request to the plan or publicly available, is generally dated due to the nature of the reporting cycle of multiemployer plans and legal requirements under the Employee Retirement Income Security Act (“ERISA”) as amended by the Multiemployer Pension Plan Amendments Act (“MPPAA”). Based upon the plans most recently available annual report, the Company’s contribution to the plan was less than 5% of each such plans total contributions. The “FIP/RP Status Pending or Implemented” column indicates plans for which a financial improvement plan (FIP) or a rehabilitation plan (RP) is either pending or has been implemented.

As the Plan is a Defined Contribution Pension Plan, the Plan is 100% funded and has no unfunded liability balance as of April 30. 2017. In addition, employers who contribute to this Plan have no withdrawal liability.

Information on the significant multiemployer pension plan in which the Company participates is included in the table below.

					Expiration
		Pension		FIP/RP	of
	Federal	Certified Zone		Status Pending	Collective	Company's
	Identification	Status		or	Bargaining	Contributions
Pension Plan Legal name	Number	2016	2015	Implemented	Arrangement	2017	2016

International Brotherhood of Electrical Workers District No. 9 Pension Plan	93-6074829	Green	Green	No	11/30/2017	$525,523	$366,923